Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Piedmont Office Realty Trust, Inc.
Entity Central Index Key	0001042776
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding		167,657,536